OTHER EXPENSES BY FUNCTION (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER EXPENSES BY FUNCTION
Contingencies and associated non-operating fees	$ 7,950,093	$ 1,081,812	$ 17,690,171
Tax on bank debts and other bank expenses	5,270,040	3,367,615	4,356,973
Write-offs and disposal of Property, plant and equipment	417,623	7,972,976	2,978,194
Others	1,574,034	5,007,853	1,157,509
Total	$ 15,211,790	$ 17,430,256	$ 26,182,847